Trade and Other Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other Payables
Suppliers	€ 601,618	€ 581,882
VAT payable	11,694	9,999
Taxation authorities, withholdings payable	6,829	26,839
Social security payable	32,640	15,150
Other public entities	89,926	113,644
Other payables	141,089	165,632
Current income tax liabilities	3,482	5,966
Total trade and other payables	€ 746,189	€ 753,480